Profit Share Allocation (Schedule Of Profit Share Allocation) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Profit Share Allocation [Line Items]
Total	$ 142,549	$ 463,212
U.S. Feeder [Member]
Schedule Of Profit Share Allocation [Line Items]
Total	71,934
Cayman Feeder [Member]
Schedule Of Profit Share Allocation [Line Items]
Total	62,828	26,537
Cayman SPC Feeder [Member]
Schedule Of Profit Share Allocation [Line Items]
Total		436,433
Other [Member]
Schedule Of Profit Share Allocation [Line Items]
Total	$ 7,787	$ 242